Equalize Community Development Fund

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Description, State(a), Acquisition Date	Stated Interest Rate	Effective Interest Rate	Maturity	Cost	Principal	Fair Value
Community Development Loans — 107.75%
504 First Lien Loans(b) — 93.26%
Hospitality Properties — 9.16%
537 Maple Hotel LLC, New Jersey, 10/15/2021	5 Year U.S. Treasury + 4.500% (6.000% Floor)	6.000%	10/1/2031	$1,988,166	$1,921,062	$1,941,579
Moses Lake Investors, LLC, Washington, 9/18/2014(c)	Prime + 2.250% (5.500% Floor)	9.750%	10/1/2039	826,542	801,085	814,335
Total Hospitality Properties						2,755,914
Multi-Purpose Properties — 84.10%
5205 Orange LLC, Florida, 6/23/2022	5 Year U.S. Treasury + 4.500% (5.880% Floor)	5.880%	6/1/2031	1,422,186	1,380,727	1,320,679
Acworth Recycling, LLC, Georgia, 1/14/2021	6.750% (6.750% Fixed)	6.750%	12/15/2029	288,858	279,026	270,683
Budva Properties, LLC, Arizona, 8/6/2021	5 Year Swap + 5.000% (6.250% Floor)	6.250%	7/1/2046	1,226,149	1,173,013	1,190,209
Ceeport Group LLC, Florida, 6/10/2021	6.500% (6.500% Fixed)	6.500%	3/19/2030	534,779	520,182	467,690
Cookson Holdings LLC, Lloyd's Hardware LLC, Wisconsin, 6/28/2022	5 Year U.S. Treasury + 5.000% (6.500% Floor)	6.560%	4/1/2032	905,352	869,828	893,835
Dorris Fitness, LLC, Georgia, 6/3/2021	6.750% (6.750% Fixed)	6.750%	1/28/2030	510,453	493,958	459,638
Duane Auto Sale LLC, California, 5/14/2021	5 Year Swap + 5.000% (6.250% Floor)	6.250%	5/1/2046	672,989	640,874	655,697
EUG Properties LLC, 12/22/2023	Prime + 0.500% (9.000% Floor)	9.000%	10/15/2033	2,059,178	1,969,179	2,064,645
Fred Hairabidian, California, 5/3/2022	5 Year Swap + 4.750% (5.850% Floor)	5.850%	9/1/2046	500,363	474,478	491,070
Grigorian Investments, LLC, California, 9/2/2014	5 Year SOFR+ 4.500% (6.330% Floor)	7.643%	9/15/2039	450,715	438,419	440,988
Jereme Lee James, California, 4/7/2021	5 Year Swap + 5.000% (6.500% Floor)	6.500%	2/1/2046	210,921	198,833	204,756
JPEG, Inc., Florida, 12/11/2020	5 Year Prime + 0.500% (6.500% Floor)	6.500%	8/1/2030	152,921	146,824	148,862

Equalize Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Description, State(a), Acquisition Date (continued)	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
Multi-Purpose Properties (continued)
KES, Inc., Georgia, 12/9/2020	6.750% (6.750% Fixed)	6.750%		12/2/2029	$451,432	$438,175	$433,473
Kiva Holdings and Kiran Fitness LLC, South Carolina, 6/17/2021	6.750% (6.750% Fixed)	6.750%		2/21/2030	751,329	728,048	706,920
Limitless Sun LLC, California, 3/7/2022	5 Year Constant Maturity Treasury + 4.450% (5.950% Floor)	5.950%		2/1/2047	657,379	623,677	638,589
Nexelm LLC, California, 5/4/2022	5 Year Constant Maturity Treasury + 4.450% (5.950% Floor)	5.950%		1/1/2047	474,570	449,833	460,216
Nicholas Holdings, LLC, Georgia, 11/8/2022	Prime + 0.500% (5.500% Floor)	5.500%		10/22/2031	2,599,657	2,522,068	2,299,092
Nowlin Properties LLC, California, 3/16/2022	5 Year Constant Maturity Treasury + 4.000% (5.780% Floor)	5.780%		3/1/2047	1,104,195	1,059,648	1,072,597
Oaks at Pooler, LLC, Georgia, 6/30/2021	5 Year U.S. Treasury + 5.250% (6.250% Floor)	6.250%		4/1/2031	5,333,311	5,198,270	5,295,166
Pinar Truck Inc., Florida, 8/23/2021	5 Year Prime + 0.500% (5.500% Floor)	6.000%		4/23/2031	635,504	621,161	596,563
Royal Foods Mendota, LLC, California, 5/6/2022	5 Year Constant Maturity Treasury + 4.290% (6.000% Floor)	6.000%		4/1/2047	807,047	767,081	729,494
Shiv Shakti Investments, LLC, Georgia, 6/20/2017	Prime + 2.250% (10.000% Floor)	10.000	%(d)	3/15/2026	1,750,000	1,750,000	1,750,000
Stanley Avenue Realty, LLC, New York, 9/17/2014	4 Year SOFR+ 3.720% (5.370% Floor)	7.300	%(d)	9/15/2044	1,606,451	1,606,403	1,622,146
STMX Partners, LLC, Georgia, 12/16/2020	5 Year Prime + 0.500% (6.000% Floor)	6.000%		10/15/2030	479,997	464,629	447,122

Equalize Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Description, State(a), Acquisition Date (continued)	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
Multi-Purpose Properties (continued)
Uncle Pops LLC, California, 4/23/2021	5 Year Swap + 5.000% (6.180% Floor)	6.180%		3/1/2046	$661,260	$629,753	$647,223
Total Multi-Purpose Properties							25,307,353
Total 504 First Lien Loans (identified cost of $29,061,704)							$28,063,267
USDA Rural Development Loans(b) — 14.49%
USDA Guaranteed — 4.75%
Bonumose, Inc., Virginia, 11/8/2022(c)	8.700% (7.700% Fixed)	7.700	%(d)	11/7/2028	535,487	513,241	528,202
Roebuck Fire District, South Carolina, 2/25/2022(c)	4.410% (4.410% Fixed)	3.410	%(d)	5/6/2041	1,017,367	1,003,286	901,172
Total USDA Guaranteed							1,429,374
USDA Non-Guaranteed — 9.74%
Bonumose, Inc., Virginia, 11/8/2022(c)	8.700% (8.700% Fixed)	8.700%		11/7/2028	332,826	331,600	297,074
Clarke Avenue Realty LLC, Delaware, 4/4/2022(c)(e)	5 Year Constant Maturity Treasury + 3.000% (5.340% Floor)	5.340%		4/1/2048	2,921,873	2,918,237	2,498,449
Roebuck Fire District, South Carolina, 1/26/2022(c)	4.410% (4.410% Fixed)	4.410%		5/6/2041	159,177	156,763	134,062
Total USDA Non-Guaranteed							2,929,585
Total USDA Rural Development Loans (identified cost of $4,966,730)							$4,358,959
Total Community Development Loans (identified cost of $34,028,434)							$32,422,226

	Shares	Fair Value
Short-Term Investments — 0.04%
Morgan Stanley Liquidity Fund - Institutional Class, 3.99%(f)	13,020	$13,020
Total Short-Term Investments (Cost $13,020)		13,020

Total Investments* — 107.79% (Cost $34,041,454)		32,435,246
Liabilities in Excess of Other Assets — (7.79)%		(2,343,765)
TOTAL NET ASSETS — 100.00%		$30,091,481

(a)	The states listed correspond to the location of the underlying collateral of the Community Development Loan, which may differ from the location of the borrower.

(b)	Community Development Loans are restricted as to resale. The cost and fair value as of September 30, 2025 was $34,028,434 and $32,422,226, respectively. Fair value is determined using significant unobservable inputs.

(c)	Represents an investment in the Community Development Loan through a participation agreement with a financial institution. A participation agreement typically results in a contractual relationship only with a financial institution, not with the borrower.

(d)	The effective rate is net of a sub-servicing fee collected on the Community Development Loan by the selling agent. As a result, the effective rate may be less than the Community Development Loan floor rate.

Equalize Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

(e)	In default due to failure to meet minimum debt covenant requirements for debt service coverage ratio (DSCR).

(f)	The rate shown is the annualized 7-day yield as of September 30, 2025.

*	All investments and other assets are pledged as collateral on the credit facility.

SOFR Secured Overnight Financing Rate.